Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 86,384	$ 97,467
Allowance for credit losses	(26,617)	(21,862)
Accounts receivable, net	$ 59,767	$ 75,605